Filed electronically with the Securities and Exchange Commission on September 30, 2009

                                                                File No. 2-13627
                                                                 File No. 811-42

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                        Post-Effective Amendment No. 106
                                                     ---
                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 107
                                              ---

                               DWS PORTFOLIO TRUST
                               -------------------
               (Exact Name of Registrant as Specified in Charter)

                       345 Park Avenue, New York, NY 10154
                       ----------------------------- -----
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-1000
                                                           --------------
                   John Millette, Vice President and Secretary
                               DWS Portfolio Trust
                       One Beacon Street, Boston, MA 02108
                       -----------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

|__|     Immediately upon filing pursuant to paragraph (b)
|__|     60 days after filing pursuant to paragraph (a)(1)
|__|     75 days after filing pursuant to paragraph (a)(2)
|X|      On October 1, 2009 pursuant to paragraph (b)
|__|     On _____________ pursuant to paragraph (a)(1)
|__|     On _____________ pursuant to paragraph (a)(2) of Rule 485

         If appropriate, check the following box:
|__| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE
                                ----------------

This Post-Effective Amendment No. 106 to the Registration Statement on Form N-1A (File Nos. 2-13627 and 811-42) is being filed in order to update Item 27 to Part
C. The Prospectuses and Statements of Additional Information for DWS Floating Rate Plus Fund: Classes A, C, S and Institutional Class in Post-Effective Amendment No. 105 to the Registration Statement on Form N-1A (File Nos. 2-13627 and 811-42) as filed on September 28, 2009, are incorporated by reference in their entirety.

                            PART C. OTHER INFORMATION

                               DWS PORTFOLIO TRUST

Item 23.           Exhibits:
--------           ---------
                   (a)                (a)(1)     Amended and Restated Declaration of Trust dated June 2, 2008 is incorporated by reference to Post-Effective Amendment No. 102.

                                      (a)(2)     Amended and Restated Establishment and Designation of Series and
                                                 Classes of Shares of Beneficial Interest dated January 22, 2009 is incorporated by reference to Post-Effective Amendment No. 103.

                   (b)                (b)(1)     By-Laws of the Registrant dated April 1, 2008 is incorporated by reference to Post-Effective Amendment No. 102.

                   (c)                           Incorporated by reference to Exhibit (a)(1) above.

                   (d)                (d)(1)     Amended and Restated Investment Management Agreement, dated June
                                                 1, 2006, between the Registrant and Deutsche Investment Management
                                                 Americas Inc. is incorporated by reference to Post-Effective
                                                 Amendment No. 100.

                   (e)                (e)(1)     Underwriting and Distribution Services Agreement between the
                                                 Registrant and DWS Investments Distributors, Inc. (formerly,
                                                 Scudder Distributors, Inc.), relating to Class A, Class B, Class
                                                 C and Institutional Class shares dated April 5, 2002 is
                                                 incorporated by reference to Post-Effective Amendment No. 100.

                                      (e)(2)     Underwriting Agreement between the Registrant and DWS Investments
                                                 Distributors, Inc. (formerly, Scudder Distributors, Inc.), relating to Class S dated September 30, 2002 is incorporated by reference to Post-Effective Amendment No. 100.

                   (f)                           Inapplicable.

                   (g)                (g)(1)     Subcustodian Agreement with fee schedule between State Street and
                                                 The Bank of New York, London office, dated December 31, 1978 is incorporated by reference to Post-Effective Amendment No. 69.

                                      (g)(2)     Master Custodian Agreement between the Registrant and State Street
                                                 Bank and Trust Company dated November 17, 2008 is incorporated by reference to Post-Effective Amendment No. 103.

                   (h)                (h)(1)     Agency Agreement between the Registrant and DWS Scudder
                                                 Investments Services Company, with October 1, 2006 fee schedule, dated April 1, 2007 is incorporated by reference to Post-Effective
                                                 Amendment No. 99.

                                      (h)(2)     COMPASS Service Agreement between Scudder Trust Company and the
                                                 Registrant dated October 1, 1995 is incorporated by reference to
                                                 Post-Effective Amendment No. 61.

                                      (h)(3)     Shareholder Services Agreement between the Registrant and Charles
                                                 Schwab & Co., Inc. dated June 1, 1990 is incorporated by reference to Post-Effective Amendment No. 69.


                                       2

                                      (h)(4)     Shareholder Services Agreement between the Registrant and DWS
                                                 Scudder Distributors, Inc., (formerly, Scudder Distributors, Inc.)
                                                 dated April 5, 2002 for Class A, Class B and Class C shares is incorporated by reference to Post-Effective Amendment No. 91.

                                      (h)(5)     Letter of Indemnity to the Scudder Funds dated October 13, 2004 is incorporated by reference to Post-Effective Amendment No. 96.

                                      (h)(6)     Letter of Indemnity to the Scudder Funds dated October 13, 2004 is incorporated by reference to Post-Effective Amendment No. 96.

                                      (h)(7)     Letter of Indemnity to the Independent Trustees dated October 13,
                                                 2004 is incorporated by reference to Post-Effective Amendment
                                                 No. 96.

                                      (h)(8)     Form of Mutual Fund Rule 22c-2 Information Sharing Agreement
                                                 between DWS Investments Distributors, Inc. and certain financial intermediaries is filed herein.

                                      (h)(9)     Amended and Restated Administrative Services Agreement, dated
                                                 October 1, 2008, between the Registrant and Deutsche Investment
                                                 Management Americas Inc. is incorporated by reference to
                                                 Post-Effective Amendment No. 103.

                                      (h)(10)    Form of Expense Limitation Agreement, dated October 1, 2007, between the Registrant and Deutsche Investment Management Americas
                                                 Inc. is filed herein.

                   (i)                (i)(1)     Opinion and Consent of Legal Counsel is incorporated by
                                                 reference to Post-Effective Amendment No. 89.

                                      (i)(2)     Opinion and Consent of Legal Counsel relating to DWS Floating
                                                 Rate Plus Fund, Classes A, C, Institutional and S is
                                                 incorporated by reference to Post-Effective Amendment No. 100.

                   (j)                           Consent of Independent Registered Public Accounting Firm is
                                                 incorporated by reference to Post-Effective Amendment No. 105.

                   (k)                           Inapplicable.

                   (l)                           Inapplicable.

                   (m)                (m)(1)     Rule 12b-1 Plan between Scudder Income Fund and Kemper
                                                 Distributors, Inc., dated December 29, 2000 is incorporated by reference to Post-Effective Amendment No. 85.

                                      (m)(2)     Rule 12b-1 Plan between DWS Floating Rate Plus Fund and DWS
                                                 Scudder Distributors, Inc. for Class A shares, dated June 29, 2007 is incorporated by reference to Post-Effective Amendment No. 100.

                                      (m)(3)     Rule 12b-1 Plan between DWS Floating Rate Plus Fund and DWS
                                                 Scudder Distributors, Inc. for Class C shares, dated June 29, 2007 is incorporated by reference to Post-Effective Amendment No. 100.


                                       3

                                      (m)(4)     Rule 12b-1 Plan between DWS Core Plus Income Fund and DWS
                                                 Investments Distributors, Inc. for Class A shares, dated December
                                                 29, 2000 is incorporated by reference to Post-Effective Amendment
                                                 No. 104.

                                      (m)(5)     Rule 12b-1 Plan between DWS Core Plus Income Fund and DWS
                                                 Investments Distributors, Inc. for Class B shares, dated
                                                 December 29, 2000 is incorporated by reference to Post-Effective
                                                 Amendment No. 104.

                                      (m)(6)     Rule 12b-1 Plan between DWS Core Plus Income Fund and DWS
                                                 Investments Distributors, Inc. for Class C shares, dated December
                                                 29, 2000 is incorporated by reference to Post-Effective Amendment
                                                 No. 104.

                   (n)                (n)(1)     Amended and Restated Multi-Distribution System Plan with respect to DWS Portfolio Trust, pursuant to Rule 18f-3, is incorporated by reference to Post-Effective Amendment No. 104.

                   (p)                (p)(1)     Deutsche Asset Management - U.S. Code of Ethics, effective January
                                                 1, 2009 is incorporated by reference to Post-Effective Amendment
                                                 No. 104.

                                      (p)(2)     Consolidated Code of Ethics dated March 14, 2006 is incorporated by reference to Post-Effective Amendment No. 97.


Item 24.          Persons Controlled by or under Common Control with Fund
--------          -------------------------------------------------------

                  None

Item 25.          Indemnification
--------          ---------------

                  Article IV of the Registrant's Amended and Restated Declaration of Trust (Exhibit (a)(1) hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Amended and Restated Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

                  Each of the Trustees who is not an "interested person" (as defined under 1940 Act) of Registrant (a "Non-interested Trustee") has entered into an indemnification agreement with Registrant, which agreement provides that the Registrant shall indemnify the Non-interested Trustee against certain liabilities which such Trustee may incur while acting in the capacity as a trustee, officer or employee of the Registrant to the fullest extent permitted by law, now or in the future, and requires indemnification and advancement of expenses unless prohibited by law. The indemnification agreement cannot be altered without the consent of the Non-interested Trustee and is not affected by amendment of the Agreement and Declaration of Trust. In addition, the indemnification agreement adopts certain presumptions and procedures which may make the process of indemnification and advancement of expenses, more timely, efficient and certain. In accordance with Section 17(h) of the 1940 Act, the indemnification agreement does not protect a Non-interested Trustee against any liability to the Registrant or its shareholders to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

                  The Registrant has purchased insurance policies insuring its officers and trustees against certain liabilities which such officers and trustees may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and trustees by way of indemnification against such liabilities, subject to certain deductibles.

                  On April 5, 2002, Zurich Scudder Investments, Inc. ("Scudder"), the investment adviser, now known as Deutsche Investment Management Americas Inc., was acquired by Deutsche Bank AG, not including certain U.K. Operations (the "Transaction"). In connection with the Trustees' evaluation of the Transaction, Deutsche Bank agreed to indemnify, defend and hold harmless Registrant and the trustees who were not "interested persons" of Scudder, Deutsche Bank or Registrant (the "Independent Trustees") for and against any liability and claims and expenses based upon or arising from, whether in whole or in part, or directly or indirectly, any untrue statement or alleged untrue statement of a material fact made to the Independent Trustees by Deutsche Bank in connection with the Independent Trustees' consideration of the Transaction, or any omission or alleged omission of a material fact necessary in order to make statements made, in light of the circumstances under which they were made, not misleading.

                  Deutsche Investment Management Americas Inc. (hereafter, "DIMA"), the investment advisor, has agreed, subject to applicable law and regulation, to indemnify and hold harmless the Registrant against any loss, damage, liability and expense, including, without limitation, the advancement and payment, as incurred, of reasonable fees and expenses of counsel (including counsel to the Registrant and counsel to the Independent Trustees) and consultants, whether retained by the Registrant or the Independent Trustees, and other customary costs and expenses incurred by the Registrant in connection with any litigation or regulatory action related to possible improper market timing or other improper trading activity or possible improper marketing and sales activity in the Registrant ("Private Litigation and Enforcement Actions"). In the event that this indemnification is unavailable to the Registrant for any reason, then DIMA has agreed to contribute to the amount paid or payable by the Registrant as a result of any loss, damage, liability or expense in such proportion as is appropriate to reflect the relative fault of DIMA and the Registrant with respect to the matters which resulted in such loss, damage, liability or expense, as well as any other relevant equitable considerations; provided, that if no final determination is made in such action or proceeding as to the relative fault of DIMA and the Registrant, then DIMA shall pay the entire amount of such loss, damage, liability or expense.

                  In recognition of its undertaking to indemnify the Registrant, and in light of the rebuttable presumption generally afforded to non-interested board members of an investment company that they have not engaged in disabling conduct, DIMA has also agreed, subject to applicable law and regulation, to indemnify and hold harmless each of the Independent Trustees against any and all loss, damage, liability and expense, including without limitation the advancement and payment as incurred of reasonable fees and expenses of counsel and consultants, and other customary costs and expenses incurred by the Independent Trustees, arising from the matters alleged in any Private Litigation and Enforcement Actions or matters arising from or similar in subject matter to the matters alleged in the Private Litigation and Enforcement Actions (collectively, "Covered Matters"), including without limitation:

         1. all reasonable legal and other expenses incurred by the Independent Trustees in connection with the Private Litigation and Enforcement Actions, and any actions that may be threatened or commenced in the future by any person (including any governmental authority), arising from or similar to the matters alleged in the Private Litigation and Enforcement Actions, including without limitation expenses related to the defense of, service as a witness in, or monitoring of such proceedings or actions;

         2. all liabilities and reasonable legal and other expenses incurred by any Independent Trustee in connection with any judgment resulting from, or settlement of, any such proceeding, action or matter;

         3. any loss or reasonable legal and other expenses incurred by any Independent Trustee as a result of the denial of, or dispute about, any insurance claim under, or actual or purported rescission or termination of, any policy of insurance arranged by DIMA (or by a representative of DIMA acting as such, acting as a representative of the Registrant or of the Independent Trustees or acting otherwise) for the benefit of the Independent Trustee, to the extent that such denial, dispute or rescission is based in whole or in part upon any alleged misrepresentation made in the application for such policy or any other alleged improper conduct on the part of DIMA, any of its corporate affiliates, or any of their directors, officers or employees;

         4. any loss or reasonable legal and other expenses incurred by any Independent Trustee, whether or not such loss or expense is incurred with respect to a Covered Matter, which is otherwise covered under the terms of any specified policy of insurance, but for which the Independent Trustee is unable to obtain advancement of expenses or indemnification under that policy of insurance, due to the exhaustion of policy limits which is due in whole or in part to DIMA or any affiliate thereof having received advancement of expenses or indemnification under that policy for or with respect to any Covered Matter; provided, that the total amount that DIMA will be obligated to pay under this provision for all loss or expense shall not exceed the amount that DIMA and any of its affiliates actually receive under that policy of insurance for or with respect to any and all Covered Matters; and

         5. all liabilities and reasonable legal and other expenses incurred by any Independent Trustee in connection with any proceeding or action to enforce his or her rights under the agreement, unless DIMA prevails on the merits of any such dispute in a final, nonappealable court order.

                  DIMA is not required to pay costs or expenses or provide indemnification to or for any individual Independent Trustee (i) with respect to any particular proceeding or action as to which the Board of the Registrant has determined that such Independent Trustee ultimately would not be entitled to indemnification with respect thereto, or (ii) for any liability of the Independent Trustee to the Registrant or its shareholders to which such Independent Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the Independent Trustee's duties as a Trustee of the Registrant as determined in a final adjudication in such proceeding or action. In addition, to the extent that DIMA has paid costs or expenses under the agreement to any individual Independent Trustee with respect to a particular proceeding or action, and there is a final adjudication in such proceeding or action of the Independent Trustee's liability to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the Independent Trustee's duties as a Trustee of the Registrant, such Independent Trustee has undertaken to repay such costs or expenses to DIMA.

Item 26.          Business and Other Connections of Investment Advisor
--------          ----------------------------------------------------

         During the last two fiscal years, no director or officer of Deutsche Investment Management Americas Inc., the investment advisor, has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management and, through affiliates, investment banking.

Item 27.          Principal Underwriters
--------          ----------------------

                  (a)

         DWS Investments Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter for registered open-end management investment companies other funds managed by Deutsche Investment Management Americas Inc.

                  (b)

         Information on the officers and directors of DWS Investments Distributors, Inc., principal underwriter for the Registrant, is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

                      (1)                             (2)                                  (3)
          DWS Investments
          Distributors, Inc.
          Name and Principal              Positions and Offices with              Positions and
          Business Address                DWS Investments Distributors, Inc.      Offices with Registrant
          ----------------                ----------------------------------      -----------------------
          Michael J. Woods                Director, Chairman of the Board, CEO    None
          345 Park Avenue                 and President
          New York, NY 10154

          Michael Colon                   Director                                None
          345 Park Avenue
          New York, NY 10154

          Matthew Eisenhardt              Chief Operating Officer                 None
          222 South Riverside Plaza
          Chicago, IL 60606

          Cliff Goldstein                 Chief Financial Officer and Treasurer   None
          100 Plaza One
          Jersey City, NJ 07311

          Paul Schubert                   Vice President                          Chief Financial Officer
          345 Park Avenue                                                         and Treasurer
          New York, NY 10154

          Donna White                     Chief Compliance Officer                None
          280 Park Avenue
          New York, NY 10017

          Jason Vazquez                   Vice President and AML Compliance       Anti-Money Laundering
          280 Park Avenue                 Officer                                 Compliance Officer
          New York, NY 10017

          Caroline Pearson                Secretary                               Assistant Secretary
          One Beacon Street
          Boston, MA 02108

          Philip J. Collora               Assistant Secretary                     None
          222 South Riverside Plaza
          Chicago, IL 60606

          Patricia DeFilippis             Assistant Secretary                     None
          280 Park Avenue
          New York, NY 10017

          Anjie LaRocca                   Assistant Secretary                     None
          280 Park Avenue
          New York, NY 10017

         (c)      Not applicable


Item 28.          Location of Accounts and Records.
--------          ---------------------------------

                  Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Deutsche Investment

                  Management Americas Inc., 345 Park Avenue, New York, NY 10154. Records relating to the duties of the Registrant's custodian are maintained by State Street Bank and Trust Company, Lafayette Corporate Center, 2 Avenue De Lafayette, Boston, Massachusetts 02111. Records relating to the duties of the Registrant's transfer agents are maintained by DWS Investments Service Company, 210 West 10th Street, Kansas City, MO 64105-2005, or at the offices of DST Systems, Inc., 333 West 11th Street, Kansas City, Missouri 64105, the sub-transfer agent for the Registrant.

Item 29.          Management Services.
--------          --------------------

                  Inapplicable.

Item 30.          Undertakings.
--------          -------------

                  Inapplicable.

                                   SIGNATURES
                                   ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 22nd day of September 2009.


                                                  DWS PORTFOLIO TRUST

                                                  By: /s/Michael G. Clark
                                                      -----------------------
                                                      Michael G. Clark*


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

 SIGNATURE                                  TITLE                                        DATE
 ---------                                  -----                                        ----

 /s/Michael G. Clark
 -------------------------------------
 Michael G. Clark*                          President                                    September 22, 2009

 /s/Paul H. Schubert
 -------------------------------------
 Paul H. Schubert                           Chief Financial Officer and Treasurer        September 22, 2009

 /s/John W. Ballantine
 -------------------------------------
 John W. Ballantine*                        Trustee                                      September 22, 2009

 /s/Henry P. Becton, Jr.
 -------------------------------------
 Henry P. Becton, Jr.*                      Trustee                                      September 22, 2009

  /s/Dawn-Marie Driscoll
 -------------------------------------
 Dawn-Marie Driscoll*                       Trustee                                      September 22, 2009

 /s/Keith R. Fox
 -------------------------------------
 Keith R. Fox*                              Trustee                                      September 22, 2009

 /s/Paul K. Freeman
 -------------------------------------
 Paul K. Freeman*                           Chairperson and Trustee                      September 22, 2009

 /s/Kenneth C. Froewiss
 -------------------------------------
 Kenneth C. Froewiss*                       Trustee                                      September 22, 2009

 /s/Richard J. Herring
 -------------------------------------
 Richard J. Herring*                        Trustee                                      September 22, 2009

 /s/William McClayton
 -------------------------------------
 William McClayton*                         Trustee                                      September 22, 2009

 /s/Rebecca W. Rimel
 -------------------------------------
 Rebecca W. Rimel*                          Trustee                                      September 22, 2009



 /s/William N. Searcy, Jr.
 -------------------------------------
 William N. Searcy, Jr.*                    Trustee                                      September 22, 2009

 /s/Jean Gleason Stromberg
 -------------------------------------
 Jean Gleason Stromberg*                    Trustee                                      September 22, 2009

 /s/Robert H. Wadsworth
 -------------------------------------
 Robert H. Wadsworth*                       Trustee                                      September 22, 2009

 /s/Axel Schwarzer
 -------------------------------------
 Axel Schwarzer*                            Trustee                                      September 22, 2009

*By:     /s/Caroline Pearson
         ------------------------
         Caroline Pearson**
         Assistant Secretary

** Attorney-in-fact pursuant to the powers of attorney as contained in and incorporated by reference to Post Effective Amendments No. 101 and 102 to the Registration Statement, as filed on April 28, 2008 and September 26, 2008, respectively.

                                                                File No. 2-13627
                                                                 File No. 811-42


                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                                    EXHIBITS

                                       TO

                                    FORM N-1A


                        POST-EFFECTIVE AMENDMENT NO. 106
                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 107

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                               DWS PORTFOLIO TRUST

                               DWS PORTFOLIO TRUST

                                  EXHIBIT INDEX

                                     (h)(8)
                                     (h)(10)





                                       10